INCOME TAX - Schedule Of Movement Of Valuation Allowance Provision For Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Movement Of Valuation Allowance Provision For Deferred Tax Assets Abstract
Balance as of January 1,	$ 604,689	$ 0
Current year addition	3,317,333	610,340
Write-off	(3,376,969)	0
Exchange rate effect	4,863	(5,651)
Balance as of December 31,	$ 549,916	$ 604,689